STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,744,050)	$ (1,489,875)	$ (4,480,600)	$ (4,915,071)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation & amortization	4,900	26,984	46,029	55,772
Common stock issued for services	151,250	0	221,400	0
Stock compensation expense	344,403	216,840	1,276,915	2,211,306
(Increase) Decrease in:
Prepaid expenses	15,392	(91,919)	165,871	(15,938)
Other receivables	350	(4,400)	(14,018)	0
Increase (Decrease) in:
Accounts payable	(28,828)	15,855	54,897	(16,480)
Accrued expenses	30,244	(9,756)	(6,043)	31,102
Credit card payable	788	665	(470)	(1,837)
Other payable	(8,461)	11,316	7,589	(27,548)
NET CASH USED IN OPERATING ACTIVITIES	(1,234,012)	(1,324,290)	(2,728,430)	(2,678,694)
CASH FLOWS USED FROM INVESTING ACTIVITIES:
Purchase of investment	(20,000)	0
Patent and trademark expenditures	(20,271)	(14,197)	(39,197)	(19,807)
Purchase of fixed assets	0	(1,072)	(4,036)	(4,704)
NET CASH USED IN INVESTING ACTIVITIES	(40,271)	(15,269)	(43,233)	(24,511)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common stock subscription payable	60,446	700,036	184,500	161,040
Proceeds from exercise of warrants			20,400	0
Proceeds for issuance of common stock, net of stock issuance cost	1,225,139	390,181	2,449,008	2,318,289
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,285,585	1,090,217	2,653,908	2,479,329
NET INCREASE/(DECREASE) IN CASH	11,302	(249,342)	(449,497)	(223,876)
CASH & CASH EQUIVALENTS, BEGINNING OF YEAR	238,424	356,179	356,179	580,055
CASH & CASH EQUIVALENTS, END OF YEAR	249,726	106,837	238,424	356,179
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	537	0	0	0
Taxes paid	800	800	800	800
SUPPLEMENTAL SCHEDULE OF NON-CASH TRANSACTIONS
Stock issued for marketing services			424,400	0
Cashless exercise of warrants for 62,718 of common stock